Expense Example {- Fidelity® New Jersey Municipal Income Fund} - 11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-13 - Fidelity® New Jersey Municipal Income Fund - Fidelity New Jersey Municipal Income Fund-Default
Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591